Maximum exposure to credit risk - assets at fair value (Detail) - USD ($) $ in Billions	Dec. 31, 2023	Dec. 31, 2022
Credit enhancements
Notional amounts of derivatives	$ 65.2	$ 34.4
Total financial assets measured at fair value | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	224.3	229.2
Collateral
Cash collateral received	0.0	0.0
Collateralized by equity and debt instruments	35.8	34.6
Secured by real estate	0.0	0.0
Other collateral	0.0	0.0
Credit enhancements
Netting	117.6	133.5
Credit derivative contracts	0.0	0.0
Guarantees and sub-participations	0.0	0.0
Exposure to credit risk after collateral and credit enhancements	70.9	61.2
Financial assets at fair value held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	25.6	16.7
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	25.6	16.7
Derivatives [Member] | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	131.7	150.1
Collateral
Collateralized by equity and debt instruments	5.1	5.9
Credit enhancements
Netting	117.6	133.5
Exposure to credit risk after collateral and credit enhancements	9.1	10.7
Brokerage receivables | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	20.9	17.6
Collateral
Collateralized by equity and debt instruments	20.5	17.3
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	0.4	0.3
Financial assets at fair value not held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	46.0	44.8
Collateral
Collateralized by equity and debt instruments	10.2	11.4
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	35.8	33.4
Guarantees | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	0.1	0.2
Credit enhancements
Guarantees and sub-participations	0.1	0.2
Exposure to credit risk after collateral and credit enhancements	$ 0.0	$ 0.0